RATE SHEET SUPPLEMENT
DATED JUNE 27, 2024 TO THE PROSPECTUS DATED MAY 13, 2024 FOR PRINCIPAL® STRATEGIC INCOME

We are issuing this Rate Sheet Supplement (this “Supplement”) to provide the Initial Secure Income Percentages and Secure Income Deferral Credit percentage (the “Secure Income Percentages”) we will be offering during the period set forth below. This Supplement replaces and supersedes any previous Rate Sheet Supplement to the Principal® Strategic Income prospectus. When delivered in connection with the offer or sale of a new Contract, the prospectus must be accompanied by this Supplement.
The Secure Income Percentages set forth below apply to applications signed between June 27, 2024 and July 31, 2024. The Secure Income Percentages may be different than those listed below for applications signed after July 31, 2024. For that reason, it is important you have the Rate Sheet Supplement with the most current Secure Income Percentages as of the date you sign the application.

Secure Income Percentages for Level Income Option:

Single Life
Age of Covered Life on the date the application is signed	Initial Secure Income Percentages	Secure Income Deferral Credit
45	4.00%	0.25%
46	4.10%	0.25%
47	4.20%	0.25%
48	4.30%	0.25%
49	4.40%	0.25%
50	4.50%	0.25%
51	4.60%	0.25%
52	4.70%	0.25%
53	4.80%	0.25%
54	4.90%	0.25%
55	5.00%	0.30%
56	5.10%	0.30%
57	5.20%	0.30%
58	5.30%	0.30%
59	5.40%	0.30%
60	5.50%	0.30%
61	5.60%	0.30%
62	5.70%	0.30%
63	5.80%	0.30%
64	5.90%	0.30%
65	6.00%	0.35%
66	6.10%	0.35%
67	6.20%	0.35%
68	6.30%	0.35%
69	6.40%	0.35%
70	6.50%	0.40%
71	6.60%	0.40%
72	6.70%	0.40%
73	6.80%	0.40%

Single Life
Age of Covered Life on the date the application is signed	Initial Secure Income Percentages	Secure Income Deferral Credit
74	6.90%	0.40%
75	7.00%	0.45%
76	7.00%	0.45%
77	7.00%	0.45%
78	7.00%	0.45%
79	7.00%	0.45%
80	7.00%	0.45%

Joint Life
Age of Covered Life on the date the application is signed*	Initial Secure Income Percentages	Secure Income Deferral Credit
45	3.50%	0.25%
46	3.60%	0.25%
47	3.70%	0.25%
48	3.80%	0.25%
49	3.90%	0.25%
50	4.00%	0.25%
51	4.10%	0.25%
52	4.20%	0.25%
53	4.30%	0.25%
54	4.40%	0.25%
55	4.50%	0.30%
56	4.60%	0.30%
57	4.70%	0.30%
58	4.80%	0.30%
59	4.90%	0.30%
60	5.00%	0.30%
61	5.10%	0.30%
62	5.20%	0.30%
63	5.30%	0.30%
64	5.40%	0.30%
65	5.50%	0.35%
66	5.60%	0.35%
67	5.70%	0.35%
68	5.80%	0.35%
69	5.90%	0.35%
70	6.00%	0.40%
71	6.10%	0.40%
72	6.20%	0.40%
73	6.30%	0.40%
74	6.40%	0.40%
75	6.50%	0.45%
76	6.50%	0.45%
77	6.50%	0.45%

Joint Life
Age of Covered Life on the date the application is signed*	Initial Secure Income Percentages	Secure Income Deferral Credit
78	6.50%	0.45%
79	6.50%	0.45%
80	6.50%	0.45%
_____________________
* Based on age of younger Covered Life on the date the application is signed.

Secure Income Percentages for Tiered Income Option:

Single Life
	Initial Secure Income Percentages		Secure Income Deferral Credit
Age of Covered Life on the date the application is signed	While Contract Accumulated Value is greater than $0	When Contract Accumulated Value is Reduced to $0	While Contract Accumulated Value is greater than $0	When Contract Accumulated Value is Reduced to $0
45	5.50%	2.50%	0.25%	0.25%
46	5.60%	2.50%	0.25%	0.25%
47	5.70%	2.50%	0.25%	0.25%
48	5.80%	2.50%	0.25%	0.25%
49	5.90%	2.50%	0.25%	0.25%
50	6.00%	2.50%	0.25%	0.25%
51	6.10%	2.50%	0.25%	0.25%
52	6.20%	2.50%	0.25%	0.25%
53	6.30%	2.50%	0.25%	0.25%
54	6.40%	2.50%	0.25%	0.25%
55	6.50%	2.50%	0.30%	0.30%
56	6.60%	2.60%	0.30%	0.30%
57	6.70%	2.70%	0.30%	0.30%
58	6.80%	2.80%	0.30%	0.30%
59	6.90%	2.90%	0.30%	0.30%
60	7.00%	3.00%	0.30%	0.30%
61	7.10%	3.10%	0.30%	0.30%
62	7.20%	3.20%	0.30%	0.30%
63	7.30%	3.30%	0.30%	0.30%
64	7.40%	3.40%	0.30%	0.30%
65	7.50%	3.50%	0.35%	0.35%
66	7.60%	3.60%	0.35%	0.35%
67	7.70%	3.70%	0.35%	0.35%
68	7.80%	3.80%	0.35%	0.35%
69	7.90%	3.90%	0.35%	0.35%
70	8.00%	4.00%	0.40%	0.40%
71	8.00%	4.00%	0.40%	0.40%
72	8.00%	4.00%	0.40%	0.40%
73	8.00%	4.00%	0.40%	0.40%

Single Life
	Initial Secure Income Percentages		Secure Income Deferral Credit
Age of Covered Life on the date the application is signed	While Contract Accumulated Value is greater than $0	When Contract Accumulated Value is Reduced to $0	While Contract Accumulated Value is greater than $0	When Contract Accumulated Value is Reduced to $0
74	8.00%	4.00%	0.40%	0.40%
75	8.00%	4.00%	0.45%	0.45%
76	8.00%	4.00%	0.45%	0.45%
77	8.00%	4.00%	0.45%	0.45%
78	8.00%	4.00%	0.45%	0.45%
79	8.00%	4.00%	0.45%	0.45%
80	8.00%	4.00%	0.45%	0.45%

Joint Life
	Initial Secure Income Percentages		Secure Income Deferral Credit
Age of Covered Life on the date the application is signed*	While Contract Accumulated Value is greater than $0	When Contract Accumulated Value is Reduced to $0	While Contract Accumulated Value is greater than $0	When Contract Accumulated Value is Reduced to $0
45	5.00%	2.00%	0.25%	0.25%
46	5.10%	2.00%	0.25%	0.25%
47	5.20%	2.00%	0.25%	0.25%
48	5.30%	2.00%	0.25%	0.25%
49	5.40%	2.00%	0.25%	0.25%
50	5.50%	2.00%	0.25%	0.25%
51	5.60%	2.00%	0.25%	0.25%
52	5.70%	2.00%	0.25%	0.25%
53	5.80%	2.00%	0.25%	0.25%
54	5.90%	2.00%	0.25%	0.25%
55	6.00%	2.00%	0.30%	0.30%
56	6.10%	2.10%	0.30%	0.30%
57	6.20%	2.20%	0.30%	0.30%
58	6.30%	2.30%	0.30%	0.30%
59	6.40%	2.40%	0.30%	0.30%
60	6.50%	2.50%	0.30%	0.30%
61	6.60%	2.60%	0.30%	0.30%
62	6.70%	2.70%	0.30%	0.30%
63	6.80%	2.80%	0.30%	0.30%
64	6.90%	2.90%	0.30%	0.30%
65	7.00%	3.00%	0.35%	0.35%
66	7.10%	3.10%	0.35%	0.35%
67	7.20%	3.20%	0.35%	0.35%
68	7.30%	3.30%	0.35%	0.35%
69	7.40%	3.40%	0.35%	0.35%
70	7.50%	3.50%	0.40%	0.40%
71	7.50%	3.50%	0.40%	0.40%

Joint Life
	Initial Secure Income Percentages		Secure Income Deferral Credit
Age of Covered Life on the date the application is signed*	While Contract Accumulated Value is greater than $0	When Contract Accumulated Value is Reduced to $0	While Contract Accumulated Value is greater than $0	When Contract Accumulated Value is Reduced to $0
72	7.50%	3.50%	0.40%	0.40%
73	7.50%	3.50%	0.40%	0.40%
74	7.50%	3.50%	0.40%	0.40%
75	7.50%	3.50%	0.45%	0.45%
76	7.50%	3.50%	0.45%	0.45%
77	7.50%	3.50%	0.45%	0.45%
78	7.50%	3.50%	0.45%	0.45%
79	7.50%	3.50%	0.45%	0.45%
80	7.50%	3.50%	0.45%	0.45%
_____________________
* Based on age of younger Covered Life on the date the application is signed.

Determining Secure Income Percentages
The Secure Income Percentages for your Contract will be determined as described in this paragraph so long as you satisfy the guidelines on submitting your application that are described in the prospectus. The Secure Income Percentages in effect on the date you sign the application will apply to your Contract except in the following situation:
If the Initial Secure Income Percentage or Secure Income Deferral Credit percentage in effect on the date we receive your Premium Payment has increased from that in effect on the date you signed your application, you will receive the Initial Secure Income Percentage, and Secure Income Deferral Credit percentage in effect on the date we receive your Premium Payment, provided that neither the Initial Secure Income Percentage nor Secure Income Deferral Credit percentage has decreased during that time.
The Secure Income Percentages applicable to your Contract will not change for the life of your Contract.
For more information regarding the Initial Secure Income Percentages and Secure Income Deferral Credit, see the prospectus.
This Supplement should be read and retained with the prospectus for Principal® Strategic Income. If you would like another copy of the prospectus or a prior Rate Sheet Supplement, write us at Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382 or call us at 1-800-852-4450 to request a free copy. Rate Sheet Supplements are also available at www.principal.com/individuals/invest-retire/annuities, as well as on the Securities and Exchange Commission’s EDGAR system at www.sec.gov (EDGAR Contract ID No. C000248009). Certain terms used in this Supplement have special meanings. If a term is not defined in this Supplement, it has the meaning given to it in the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND
RETAINED FOR FUTURE REFERENCE

Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
1-800-852-4450